ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2014
2015	5,937
2016	5,474
2017	4,545
2018	4,228
2019	2,511
Total	22,695